ACCEL NETWORKS LLC Schedule of Assets Acquired and Liabilities Assumed (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Jun. 18, 2015	Dec. 31, 2014	Dec. 31, 2013
Business Acquisition [Line Items]
Goodwill	$ 156,488		$ 103,966	$ 102,718
Accel Networks LLC [Member]
Business Acquisition [Line Items]
Accounts receivable		$ 551
Prepaid and other assets		59
Inventory		133
Property and equipment		1,388
Identifiable intangible assets		5,499
Goodwill		3,706
Total Assets Acquired		11,336
Accounts payable and accrued liabilities		1,034
Deferred revenue		78
Fair value of net assets acquired		$ 10,224